Summary of the preliminary fair value of the assets and liabilities acquired in business combinations (Details) $ in Thousands, $ in Thousands					9 Months Ended	12 Months Ended
		Feb. 29, 2024 USD ($)	Oct. 16, 2023 USD ($)	Oct. 06, 2023 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)		Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)		Sep. 30, 2022 CAD ($)
Liabilities
Goodwill											$ 18,346	$ 25,101		$ 12,130
Elora Apothecary Ltd. [Member]
Business Combination [Line Items]
Cash consideration					1,138	$ 1,559
Share consideration					109	150
Business Combination, Consideration Transferred, Liabilities Incurred
Total consideration					1,247	1,709
Assets
Cash					1				1
Accounts receivable					54
Inventories					101				139
Prepaid and other assets					10				14
Property and equipment					5				7
Right-of-use assets					72
Intangible assets	[1]				579
Liabilities
Trade and other payables					(128)				(176)
Deferred tax liability					(150)
Lease liabilities					(72)				(98)
Net assets acquired					472				647
Goodwill				$ 800	775			$ 1,062	1,062
Assumed debt
Accounts receivable									74
Right-of-use assets									98
Intangible assets	[2]								793
Deferred tax liability									(205)
Net assets assumed					472				647
Trailside Pharmacy Ltd. [Member]
Business Combination [Line Items]
Cash consideration				500	541	741
Share consideration					109	150
Business Combination, Consideration Transferred, Liabilities Incurred
Total consideration					650	891
Assets
Cash					1				1
Accounts receivable					31
Inventories					66				91
Prepaid and other assets					15				21
Property and equipment					79				108
Right-of-use assets					591
Intangible assets	[1]				193
Liabilities
Trade and other payables					(74)				(101)
Deferred tax liability
Lease liabilities					(591)				(810)
Net assets acquired					311				428
Goodwill				$ 300	339				463
Assumed debt
Accounts receivable									43
Right-of-use assets									810
Intangible assets	[2]								265
Deferred tax liability
Net assets assumed					311				428
0864009 B.C. Ltd. [Member]
Business Combination [Line Items]
Cash consideration			$ 1,800		1,755
Share consideration					183
Business Combination, Consideration Transferred, Liabilities Incurred
Total consideration					1,938
Assets
Cash
Accounts receivable					24
Inventories					62
Prepaid and other assets					166
Property and equipment
Right-of-use assets					103
Intangible assets	[1]				830
Liabilities
Trade and other payables					(128)
Deferred tax liability					(214)
Lease liabilities					(103)
Net assets acquired					740
Goodwill			$ 1,200		1,198
Net assets assumed					740
Vaughan Endoscopy Clinic Inc. [Member]
Business Combination [Line Items]
Cash consideration
Share consideration
Business Combination, Consideration Transferred, Liabilities Incurred					184
Total consideration		$ 200			184	250
Assets
Cash					2				3
Accounts receivable					1
Inventories
Prepaid and other assets					27				37
Property and equipment					27				36
Right-of-use assets					379
Intangible assets	[1]
Liabilities
Trade and other payables					(2)				(3)
Deferred tax liability
Lease liabilities					(379)				(515)
Net assets acquired					55				75
Goodwill		$ 100			129				175
Assumed debt						250
Accounts receivable									2
Right-of-use assets									515
Intangible assets	[2]
Deferred tax liability
Net assets assumed					55				75
Pharmacies [Member]
Business Combination [Line Items]
Cash consideration					3,434
Share consideration					401
Business Combination, Consideration Transferred, Liabilities Incurred					184
Total consideration					4,019
Assets
Cash					4
Accounts receivable					110
Inventories					229
Prepaid and other assets					218
Property and equipment					111
Right-of-use assets					1,145
Intangible assets	[1]				1,602
Liabilities
Trade and other payables					(332)
Deferred tax liability					(364)
Lease liabilities					(1,145)
Net assets acquired					1,578
Goodwill					2,441
Net assets assumed					$ 1,578
Zero Eight Six Four Zero Zero Nine BC Ltd [Member]
Business Combination [Line Items]
Cash consideration						2,395
Share consideration						250
Total consideration						2,645
Assets
Cash
Inventories									84
Prepaid and other assets									227
Property and equipment
Liabilities
Trade and other payables									(174)
Lease liabilities									(140)
Net assets acquired									1,010
Goodwill									1,635
Assumed debt
Accounts receivable									33
Right-of-use assets									140
Intangible assets	[2]								1,132
Deferred tax liability									(292)
Net assets assumed									1,010
Acquisition Of Pharmacies [Member]
Business Combination [Line Items]
Cash consideration						4,695	$ 18,312
Share consideration						550	1,300
Total consideration						5,495	23,798
Assets
Cash									5			409
Inventories									314			1,207
Prepaid and other assets									299			118
Property and equipment									151			2,136
Liabilities
Trade and other payables									(454)			(1,250)
Lease liabilities									(1,563)			(3,107)
Net assets acquired									2,160			10,827
Goodwill									3,335			12,971
Assumed debt						$ 250	$ 4,186
Accounts receivable									152			707
Right-of-use assets									1,563			3,107
Intangible assets									2,190	[2]		9,548	[3]
Income tax payable												(41)
Deferred tax liability									(497)			(2,007)
Net assets assumed									$ 2,160			$ 10,827

[1]	Intangible assets primarily consist of the customer list acquired in the business combination.
[2]	Intangible assets primarily consist of the customer list acquired in the business combination.
[3]	Intangible assets primarily consist of the customer list acquired in the business combination.